Alger AI Enablers & Adopters ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Alger AI Enablers & Adopters ETF | Alger AI Enablers & Adopters ETF
Prospectus [Line Items]
Annual Return [Percent]	40.26%